Shareholders' Equity - Movements in capital stock (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity
Balance at the beginning	$ 329,670	$ 332,507	$ 372,534
Balance at the beginning (in shares)	14,822,251
Balance at the end (in shares)	14,822,251	14,822,251
Balance at the end	$ 310,325	$ 329,670	332,507
Issued capital
Shareholders' Equity
Balance at the beginning	$ 19
Balance at the beginning (in shares)	14,899,530
Balance at the end (in shares)	14,899,530	14,899,530
Balance at the end	$ 19	$ 19
Additional paid-in capital
Shareholders' Equity
Balance at the beginning	313,070
Balance at the end	313,070	313,070
Total Capital Stock
Shareholders' Equity
Balance at the beginning	$ 313,089	$ 313,089	$ 312,487
Balance at the beginning (in shares)	14,899,530	14,899,530	14,856,581
Balance at the end (in shares)	14,899,530	14,899,530	14,899,530
Balance at the end	$ 313,089	$ 313,089	$ 313,089